Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at Dec. 31, 2016		$ 20,000	$ 9,147,398	$ 1,657,084	$ 17,679,458	$ (3,114,597)	$ 25,389,343
Balance, shares at Dec. 31, 2016	[1]	4,000,000
Net (loss) income					24,048,184		24,048,184
Proceeds from issuance of common stock, net of offering costs		$ 2,023	18,203,499				18,205,522
Proceeds from issuance of common stock, net of offering costs, shares	[1]	404,629
Proceeds from exercise of underwriter's warrants		$ 91	1,090,148				1,090,239
Proceeds from exercise of underwriter's warrants, shares	[1]	18,208
Appropriations of statutory reserves				171,517	(171,517)
Foreign currency translation gain (loss)						2,382,488	2,382,488
Balance at Dec. 31, 2017		$ 22,114	28,441,045	1,828,601	41,556,125	(732,109)	71,115,776
Balance, shares at Dec. 31, 2017	[1]	4,422,837
Net (loss) income					(3,818,737)		(3,818,737)
Appropriations of statutory reserves				1,083,928	(1,083,928)
Foreign currency translation gain (loss)						(2,415,919)	(2,415,919)
Balance at Dec. 31, 2018		$ 22,114	28,441,045	2,912,529	36,653,460	(3,148,028)	64,881,120
Balance, shares at Dec. 31, 2018	[1]	4,422,837
Net (loss) income					(61,995,758)		(61,995,758)
Appropriations of statutory reserves				37,401	(37,401)
Foreign currency translation gain (loss)						(365,258)	(365,258)
Balance at Dec. 31, 2019		$ 22,114	$ 28,441,045	$ 2,949,930	$ (25,379,699)	$ (3,513,286)	2,520,104
Balance, shares at Dec. 31, 2019	[1]	4,422,837
Net (loss) income							(640,243)
Foreign currency translation gain (loss)							25,125
Balance at Jun. 30, 2020							$ 6,404,986

[1]	The number of shares outstanding was adjusted retroactively for all period presented to reflect the 5 to 1 reverse stock split change which was effective on October 29, 2020.